Share Capital - Authorized capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 24, 2023 CAD ($) shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Nov. 17, 2023 USD ($)
Share Capital
Number of common shares issued for advisory services (in shares) | shares		550,000	550,000
Fair value of common shares issued for advisory services		$ 1,463
Shares issued for exploration and evaluation assets				$ 2,000
Share issuance costs		$ 1,663		$ 75
Private Placement - Shares
Share Capital
Shares issued (in shares) | shares		5,950,000	5,950,000	5,950,000
Sale of stock per share | $ / shares		$ 5,407		$ 5,407
Proceeds from issuing shares		$ 3,040		$ 3,040
Warrants issued as finders fee (in shares) | shares	400,000
Finders' warrants fair value	$ 2,000
ATM offering
Share Capital
Proceeds from issuing shares		2,891	$ 13,677
Shares reserved for future issuance						$ 50,000
Share issuance costs		72	342
Net proceeds		2,819	$ 13,335
TETRA Technologies, Inc.
Share Capital
Shares issued for exploration and evaluation assets		$ 693
TSX Venture Exchange | ATM offering
Share Capital
Shares issued (in shares) | shares		1,532,100	1,532,100
Sale of stock per share | $ / shares		$ 1.89
NYSE American LLC | ATM offering
Share Capital
Shares issued (in shares) | shares		9,080,959	9,080,959
Sale of stock per share | $ / shares					$ 1.51